BORROWINGS (Details 3) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended
	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2013 MTS International Notes due 2020 USD ($)	Dec. 31, 2013 MTS International Notes due 2020 RUB	Dec. 31, 2012 MTS International Notes due 2020 RUB	Dec. 31, 2013 MTS International Notes due 2023 RUB	Dec. 31, 2013 Available credit facilities, ING Bank Eurasia maturing in 2014 RUB	Dec. 31, 2013 Available credit facilities, Rosbank maturing in 2014 RUB	Dec. 31, 2013 Available credit facilities, Citibank	Dec. 31, 2013 Notes RUB	Dec. 31, 2013 Bank loans and other debt RUB
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications			$ 10	327
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications			60 days	60 days
Percentage of the principal amount at which the notes are redeemable due to a change of control			101.00%	101.00%		101.00%
Available credit facilities
Repayment term									182 days
Interest rate, description							MosPrime/LIBOR/EURIBOR	MosPrime	MosPrime
Interest rate added to base rate (as a percent)							1.50%	0.75%	1.50%
Available credit facilities, total	5,000						2,500	2,500
Payments due in the year ended December 31,
2014										17,462	7,564
2015										22,558	11,669
2016										1,800	26,590
2017										10,000	20,264
2018										10,000	19,420
Thereafter										40,924	30,849
Total notes	102,744	80,776		24,547	22,779	16,365
Total bank loans and other debt	116,356	151,117